Employee Benefits - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Plan assets including securities		$ 114
Current service costs included in cost of goods sold, administration and selling expenses	$ 408	$ 359	$ 343
Mexican subsidiaries [member]
Disclosure of defined benefit plans [line items]
Plan asset investment for related parties, percentage	10.00%
Bottom of range [member] | Mexican Federal Government instruments [member]
Disclosure of defined benefit plans [line items]
Fund assets, percentage	30.00%
Discount rates [member]
Disclosure of defined benefit plans [line items]
Impact on absolute terms of variation in the assumptions on net defined benefit liability	0.50%